Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes

Note 8- Income Taxes

The Company recognizes deferred income tax liabilities and assets for the expected future tax consequences of events that have been recognized in the financial statements or tax returns. Under this method, deferred tax liabilities and assets are determined based on the differences between the financial statement carrying amounts and the tax basis of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. The Company has not incurred any income tax liabilities due to accumulated net losses.

The Company's net (loss) income before income taxes totaled ($11,502) and $1,693 for the quarter ended March 31, 2025, and 2024, respectively.

The components of the Company's deferred tax asset and the reconciliation of income taxes, computed at the combined statutory federal rate of 21% and the Montana state tax rate of 6.75% recorded for the three months ended March 31, 2025 and 2024 are as follows:

	March 31, 2025	March 31, 2024
Net operating loss carry forward	$384,272	$313,242
Effective tax rate	21%	21%
Effective state tax rate	6.75%	6.75%
Deferred tax asset	106,635	86,925
Less valuation allowance	(106,635)	(86,925)
Net deferred tax asset	$—	$—

Note 8- Income Taxes

The Company recognizes deferred income tax liabilities and assets for the expected future tax consequences of events that have been recognized in the financial statements or tax returns. Under this method, deferred tax liabilities and assets are determined based on the differences between the financial statement carrying amounts and the tax basis of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. The Company has not incurred any income tax liabilities due to accumulated net losses.

The Company's net loss before income taxes totaled $57,835  and $22,999 for the years ended December 31, 2024 and 2023, respectively.

The components of the Company's deferred tax asset and the reconciliation of income taxes, computed at the combined statutory federal rate of 21% and the Montana state tax rate of 6.75%, to the recorded income tax amount as of December 31, 2024 and December 31, 2023, are as follows:

	2024	2023
Net operating loss carry forward	$372,770	$314,935
Effective tax rate	21%	21%
Effective state tax rate	6.75%	6.75%
Deferred tax asset	103,444	87,394
Less valuation allowance	(103,444)	(87,394)
Net deferred tax asset	$—	$—

Due to uncertainties surrounding the Company's ability to generate future U.S. taxable income to realize these assets, a full valuation allowance has been established to offset the net U.S. deferred tax asset. The change in the valuation allowance during the years ended December 31, 2024 and 2023 was $16,050   and $26,088.

The future utilization of the Company's federal net operating loss and tax credit carry forwards to offset future taxable income, which begin to expire in 2038, may be subject to an annual limitation, pursuant to Internal Revenue Code sections 382 and 383, as a result of ownership changes that may have occurred previously or that could occur in the future. Tax years 2018 forward are subject to examination by major taxing authorities.